Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized (loss) gain on securities available-for-sale, net of tax	$ (1,655)	$ 1,128
Total accumulated other comprehensive (loss) income	$ (1,655)	$ 1,128